Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Summary of Bank's Capital Amount and Ratios and Regulatory Thresholds

The following table shows the Bank’s capital amounts and ratios and regulatory thresholds at December 31, 2015 and 2014.

	Actual		Minimum for Capital Adequacy Purposes		Minimum to be Well Capitalized
	Amount	%	Amount	%	Amount	%
December 31, 2015
Common Equity Tier 1 Capital to Risk-Weighted Assets	$45,056	12.44%	$16,297	4.50%	$23,540	6.50%
Tier I Capital to Risk-Weighted Assets	45,056	12.44	21,729	6.00	28,972	8.00
Total Capital to Risk-Weighted Assets	47,567	13.13	28,972	8.00	36,215	10.00
Tier I Capital to Total Assets	45,056	9.76	18,466	4.00	23,082	5.00
December 31, 2014
Tier I Capital to Risk-Weighted Assets	$38,581	32.57	$4,738	4.00%	$7,107	6.00
Total Capital to Risk-Weighted Assets	40,064	33.82	9,477	8.00	11,846	10.00
Tier I Capital to Total Assets	38,581	16.99	9,083	4.00	11,354	6.00